COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2021
Cost of Sales [Abstract]
Cost of Sales by Cost

	US Dollars
Figures in millions	2021	2020	2019
Cash operating costs	2,160	1,881	1,831
Royalties	162	181	137
Other cash costs	12	12	13
Total cash costs	2,334	2,074	1,981
Retrenchment costs	2	2	4
Rehabilitation and other non-cash costs	38	32	53
Amortisation of tangible assets (notes 30 and 34)	411	521	538
Amortisation of right of use assets (notes 14, 30 and 34)	63	47	42
Amortisation of intangible assets (notes 15, 30 and 34)	3	2	3
Inventory change	6	21	5
	2,857	2,699	2,626